Intangible Asset (Details) - Schedule of amortization amount of intangible asset by fiscal years	Jun. 30, 2021 USD ($)
Schedule of amortization amount of intangible asset by fiscal years [Abstract]
2022	$ 220,493
2023	220,493
2024	220,493
2025	220,493
2026	220,493
Thereafter	532,856
Total	$ 1,635,321